Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Share capital		Share premium		Merger reserve		Retained earnings		Foreign currency translation reserve	Total
Balance at Dec. 31, 2019				£ 81,500	[1]			£ (17,944)	[1]		£ 63,556	[1]
Comprehensive loss for the year
Loss for the year								(102,687)			(102,687)
Other comprehensive income
Contributions by and distributions to owners
Issue of share capital				365,870							365,870
Group restructuring	[1]			(181,250)		181,250
Share-based payments								3,759			3,759
Balance at Dec. 31, 2020				266,120		181,250		(116,872)			330,498
Comprehensive loss for the year
Loss for the year								(543,509)			(543,509)	[2]
Other comprehensive income										(1,577)	(1,577)
Contributions by and distributions to owners
Acquisition of subsidiaries				5,365	[3]	65,348	[3]				70,713	[3]
Exercise of warrants				11,967							11,967
Recapitalization at the Transaction		55	[1]	619,134	[1]	174,236	[1]				793,425	[1]
Exercise of options								(1,540)			(1,540)
Share-based payments								43,287			43,287
Taxation recognized directly in equity								7,425			7,425
Balance at Dec. 31, 2021	[1]	55		902,586		420,834		(611,209)		(1,577)	710,689
Comprehensive loss for the year
Loss for the year								(703,884)			(703,884)
Other comprehensive income										6,449	6,449
Contributions by and distributions to owners
Acquisition of subsidiaries				23,051							23,051
Share-based payments								43,719			43,719
Taxation recognized directly in equity								(7,425)			(7,425)
Balance at Dec. 31, 2022		£ 55		£ 925,637		£ 420,834		£ (1,278,799)		£ 4,872	£ 72,599

[1]	The comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.
[2]	The 2021 reporting period has been restated to show the EU segment as a discontinued operation.
[3]	Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover Limited, Smart Fleet Solutions Limited and Cluno GmbH should be credited to the merger reserve in equity.